SHARE-BASED COMPENSATION (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise factor	4.16	4.40
Risk-free interest rate, minimum (as a percent)	1.49%	1.89%
Risk-free interest rate, maximum (as a percent)	1.74%	1.99%
Volatility, minimum (as a percent)	38.88%	47.22%
Volatility, maximum (as a percent)	39.25%	47.75%
Dividend yield	0.00%	0.00%
Life of option	6 years	6 years